Investments in joint ventures (Tables)	9 Months Ended
Sep. 30, 2016
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Accumulated losses of joint ventures	$44,517	$42,507

SRV Joint Gas Ltd and SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Financial Statement Information of Joint Ventures [Table Text Block]
The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2016	2015	2016	2015
Time charter revenues	$21,874	21,179	64,108	$63,797
Operating expenses	(4,760)	(4,489)	(12,961)	(15,074)
Depreciation and amortization	(4,905)	(5,065)	(14,723)	(14,344)
Operating income	12,209	11,625	36,424	34,379
Unrealized gain (loss) on derivative instruments	8,277	(4,218)	(18,055)	7,660
Other financial expense, net	(7,510)	(8,058)	(22,850)	(24,279)
Net income (loss)	$12,976	(651)	(4,481)	$17,760
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	6,488	(326)	(2,241)	8,880
Eliminations	77	77	231	231
Equity in earnings (losses) of joint ventures	$6,565	(249)	(2,010)	$9,111

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Cash and cash equivalents	$2,727	$4,197
Restricted cash	8,550	8,444
Other current assets	3,174	1,957
Total current assets	14,451	14,598
Restricted cash	25,104	25,104
Vessels, net of accumulated depreciation	570,772	585,017
Total long-term assets	595,876	610,121
Current portion of long-term debt	23,142	22,093
Amounts and loans due to owners and affiliates	13,169	14,795
Derivative financial instruments	13,635	20,239
Other current liabilities	12,668	11,067
Total current liabilities	62,614	68,194
Long-term debt	459,881	477,102
Loans due to owners and affiliates	4,623	13,722
Derivative financial liabilities	111,724	87,065
Other long-term liabilities	43,040	45,710
Total long-term liabilities	619,268	623,599
Net liabilities	$(71,555)	$(67,074)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(35,778)	(33,537)
Eliminations	(8,739)	(8,970)
Accumulated losses of joint ventures	$(44,517)	$(42,507)